Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of financial liabilities

	2021	2020
	$m	$m
Deposits by banks[1]	4,243	6,689
Customer accounts[1]	9,424	10,681
Other debt securities in issue (Note 25)	1,792	1,582
Other liabilities – net short positions in securities	69,445	56,314
At 31 Dec	84,904	75,266
1‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.

HSBC
	2021	2020
	$m	$m
Deposits by banks and customer accounts[1]	16,703	19,176
Liabilities to customers under investment contracts	5,938	6,385
Debt securities in issue (Note 25)	112,761	121,034
Subordinated liabilities (Note 28)	10,100	10,844
At 31 Dec	145,502	157,439
1    Structured deposits placed at HSBC Bank USA are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.

HSBC Holdings
	2021	2020
	$m	$m
Debt securities in issue (Note 25)	26,818	19,624
Subordinated liabilities (Note 28)	5,600	6,040
At 31 Dec	32,418	25,664

HSBC’s subordinated liabilities
	2021	2020
	$m	$m
At amortised cost	20,487	21,951
– subordinated liabilities	18,640	20,095
– preferred securities	1,847	1,856
Designated at fair value (Note 24)	10,100	10,844
– subordinated liabilities	10,100	10,844
– preferred securities	—	—
At 31 Dec	30,587	32,795
Issued by HSBC subsidiaries	9,112	10,223
Issued by HSBC Holdings	21,475	22,572

HSBC’s subsidiaries subordinated liabilities in issue
				2021	2020
		First call date	Maturity date	$m	$m
Additional tier 1 capital securities guaranteed by HSBC Holdings[1]
$900m	10.176% non-cumulative step-up perpetual preferred securities, series 2[2]	Jun 2030		900	900
				900	900
Additional tier 1 capital securities guaranteed by HSBC Bank plc[1]
£700m	5.844% non-cumulative step-up perpetual preferred securities[3]	Nov 2031		947	956
				947	956
Tier 2 securities issued by HSBC Bank plc
$750m	Undated floating rate primary capital notes	Jun 1990		750	750
$500m	Undated floating rate primary capital notes	Sep 1990		500	500
$300m	Undated floating rate primary capital notes, series 3	Jun 1992		300	300
$300m	7.65% subordinated notes	—	May 2025	300	300
				1,850	1,850

£300m	6.50% subordinated notes	—	Jul 2023	406	409
£350m	5.375% callable subordinated step-up notes[4]	Nov 2025	Nov 2030	539	583
£500m	5.375% subordinated notes	—	Aug 2033	900	981
£225m	6.25% subordinated notes	—	Jan 2041	303	306
£600m	4.75% subordinated notes	—	Mar 2046	805	812
				2,953	3,091
				4,803	4,941
Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Limited
$400m	Primary capital undated floating rate notes (third series)	Jul 1991		400	400
				400	400
Tier 2 securities issued by HSBC Bank Malaysia Berhad
MYR500m	5.05% subordinated bonds[5,6]	Nov 2022	Nov 2027	120	124
				120	124
Tier 2 securities issued by HSBC USA Inc.
$250m	7.20% subordinated debentures[5]	—	Jul 2097	222	222
	Other subordinated liabilities each less than $150m7			—	200
				222	422
Tier 2 securities issued by HSBC Bank USA, N.A.
$1,000m	5.875% subordinated notes[8]	—	Nov 2034	456	497
$750m	5.625% subordinated notes[8]	—	Aug 2035	489	533
$700m	7.00% subordinated notes	—	Jan 2039	697	700
				1,642	1,730
Tier 2 securities issued by HSBC Finance Corporation
$2,939m	6.676% senior subordinated notes[5,9]	—	Jan 2021	—	509
				—	509
Tier 2 securities issued by HSBC Bank Canada
	Other subordinated liabilities each less than $150m5	Oct 1996	Nov 2083	9	9
				9	9
Securities issued by other HSBC subsidiaries
Other subordinated liabilities each less than $200m10				69	232
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec				9,112	10,223
1See paragraph below, ‘Guaranteed by HSBC Holdings or HSBC Bank plc’.
2The interest rate payable after June 2030 is the sum of the three-month Libor plus 4.98%.
3 The interest rate payable after November 2031 is the sum of the compounded daily Sonia rate plus 2.0366%.
4    The interest rate payable after November 2025 is the sum of the compounded daily Sonia rate plus 1.6193%.
5    These securities are ineligible for inclusion in the capital base of HSBC.
6    The interest rate payable after November 2022 is 6.05%.
7    These securities matured in 2021 and were redeemed.
8 HSBC tendered for these securities in November 2019. The principal balance is $357m and $383m respectively. The original notional values of these securities are $1,000m and $750m respectively.
9    HSBC tendered for these securities in 2017. In January 2018, a further tender was conducted. The principal balance is $509m. The original notional of these securities is $2,939m. This instrument matured and settled in January 2021.
10    These securities are included in the capital base of HSBC, in accordance with the grandfathering provisions under CRR II. In 2021, securities of $49m matured and were redeemed, and in addition approximately $109m were redeemed in June 2021 in relation to securities that matured at 31 December 2020. The latter were no longer eligible for inclusion in the capital base of HSBC at the end of 2020.

HSBC Holdings’ subordinated liabilities
	2021	2020
	$m	$m
At amortised cost	17,059	17,916
Designated at fair value (Note 24)	5,600	6,040
At 31 Dec	22,659	23,956

HSBC Holdings’ subordinated liabilities in issue
		First call	Maturity	2021	2020
		date	date	$m	$m
Tier 2 securities issued by HSBC Holdings
Amounts owed to third parties
$2,000m	4.25% subordinated notes[2,3]	—	Mar 2024	2,072	2,151
$1,500m	4.25% subordinated notes[2]	—	Aug 2025	1,615	1,702
$1,500m	4.375% subordinated notes[2]	—	Nov 2026	1,641	1,736
$488m	7.625% subordinated notes[1]	—	May 2032	536	541
$222m	7.35% subordinated notes[1]	—	Nov 2032	241	243
$2,000m	6.50% subordinated notes[1]	—	May 2036	2,032	2,034
$2,500m	6.50% subordinated notes[1]	—	Sep 2037	2,825	3,033
$1,500m	6.80% subordinated notes[1]	—	Jun 2038	1,491	1,490
$1,500m	5.25% subordinated notes[2]	—	Mar 2044	1,946	2,092

£650m	5.75% subordinated notes[2]	—	Dec 2027	1,040	1,130
£650m	6.75% subordinated notes[2]	—	Sep 2028	877	884
£750m	7.00% subordinated notes[2]	—	Apr 2038	1,082	1,157
£900m	6.00% subordinated notes[2]	—	Mar 2040	1,320	1,483

€1,500m	3.0% subordinated notes[2]	—	Jun 2025	1,737	1,916
€1,000m	3.125% subordinated notes[2]	—	Jun 2028	1,304	1,472
				21,759	23,064
Amounts owed to HSBC undertakings
$900m	10.176% subordinated step-up cumulative notes	Jun 2030	Jun 2040	900	892
				900	892
At 31 Dec				22,659	23,956
1Amounts owed to third parties represent securities included in the capital base of HSBC as tier 2 securities in accordance with the grandfathering provisions under CRR II.
2These securities are included in the capital base of HSBC as fully CRR II-compliant tier 2 securities on an end point basis.
3    These subordinated notes are measured at amortised cost in HSBC Holdings, where the interest rate risk is hedged using a fair value hedge, while they are measured at fair value in the Group.